Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 517,061,224.35
Previously Paid Amount	0.00
Total Fee Amount	71,406.16
Total Offset Amount	0.00
Net Fee	$ 71,406.16
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A